UNITED STATES
SECURITIES AND EXCHANGE COMMSSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended:	December 31, 1998

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):	[x] is a restatement.
			                             		[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		E. S. Barr & Company
Address:	360 Old Vine Street
		       Suite 305
		       Lexington, KY  40507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:

Name:	Edward S. Barr
Title:	President
Phone:	606-281-6342
Signature, Place, and Date of Signing:

	Edward S. Barr		Lexington, Kentucky		April 28, 1999

Report Type (Check only one):

[x]		13F Holdings Report
[ ]		13F Notice
[ ]		13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	84

Form 13F Information Table Value Total	$270,388


List of Other Included Managers:

No.	13F File Number		Name

                                            		      Value  Shares/  SH/ Put/ Invstmt            ----Voting Authority---
- Name of Issuer--------- -Title of Class- --CUSIP--  (x1000) Prn Amt  PRN Call Dscretn Managers   Sole    Shared     None
D American Express     		      Common      025816109   11006   107639  SH	       SOLE              		               107639
D American Home Prdcts 		      Common      026609107    1287    22848  SH	       SOLE                                22848
D American Int'l Group 		      Common      026874107     335     3469  SH	       SOLE                                 3469
D Amoco Corp           		      Common      031905102    2597    43014  SH	       SOLE                                43014
D Banc One             		      Common      06423A103   20239   396358  SH	       SOLE                        5470   390888
D Bank of New York     		      Common      064057102    2424    60226  SH        SOLE                                60226
D Bankamerica Corp (ne 		      Common      06605F102    1040    17305  SH        SOLE                                17305
D BellSouth Corp       		      Common      079860102     414     8296  SH        SOLE                                 8296
D Berkshire Hathaway A 		      Common      084670108    2870       41  SH        SOLE                                   41
D Berkshire Hathaway C 		      Common      084670207   19151     8149  SH        SOLE                          68     8081
D Bristol Myers Squibb 		      Common      110122108    1561    11662  SH        SOLE                                11662
D Cendant              		      Common      126545102     235    12345  SH	       SOLE                                12345
D Chevron             		       Common      166751107    1243    14992  SH        SOLE                                14992
D Cincinnati Financial 		      Common      172062101     737    20116  SH        SOLE                                20116
D Cisco Systems         	      Common      17275R102     325     3506  SH        SOLE                                 3506
D Coca-Cola            		      Common      191216100   10380   155210  SH        SOLE                         750   154460
D Columbia/HCA         		      Common      197677107    2987   120693  SH        SOLE                       18300   102393
D Comerica             		      Common      200340107    1228    18002  SH        SOLE                                18002
D Corrections Corp of Am       Common      220256101    1674    95000  SH        SOLE                                95000
D Corus Bankshares     		      Common      220873103   15945   494422  SH        SOLE                        8000   486422
D Disney (Walt) & Co.  		      Common      254687106   11260   375350  SH        SOLE                        2572   372778
D EI Du Pont De Nemours		      Common      263534109     369     6961  SH        SOLE                                 6961
D Estee Lauder         		      Common      518439104   13194   154316  SH        SOLE                         500   153816
D Exxon                		      Common      302290101    2264    30959  SH        SOLE                         360    30599
D Farmers Capital Bank 		      Common      309562106    5475   146000  SH        SOLE                               146000
D Federal Home Loan Mt 		      Common      313400301    8923   138475  SH        SOLE                               138475
D Federal Nat'l Mtg. Assoc     Common      313586109     249     3360  SH        SOLE                                 3360
D Fifth Third Bancorp  		      Common      3167740B5    2619    36720  SH        SOLE                                36720
D First Data Corp      		      Common      319963104    3705   116913  SH        SOLE                        1500   115413
D First Union Corp     		      Common      337358105     443     7290  SH        SOLE                                 7290
D FirstStar            		      Common      337616103    5700    61125  SH        SOLE                                61125
D Franklin Resources   		      Common      354613101    3815   119210  SH        SOLE                        2000   117210
D G & K Services       		      Common      361268105     453     8500  SH        SOLE                                 8500
D Gannett Co.          		      Common      364730101    1787    27002  SH        SOLE                                27002
D General Electric     		      Common      369604103    1834    17972  SH        SOLE                                17972
D Gillette             		      Common      375766102   14166   293211  SH        SOLE                        1700   291511
D Heinz                		      Common      423074103     917    16200  SH        SOLE                                16200
D Hershey Foods        		      Common      427866108     420     6750  SH        SOLE                                 6750
D Household Int'l      		      Common      441815107     942    23762  SH        SOLE                        1000    22762
D Humana               		      Common      444859102     542    30395  SH        SOLE                        6000    24395
D Intel                		      Common      458140100     414     3490  SH        SOLE                                 3490
D Johnson & Johnson    		      Common      478160104    3850    45896  SH        SOLE                                45896
D Leucadia National    		      Common      527288104    2234    70910  SH        SOLE                                70910
D LG & E               		      Common      501917108     567    20014  SH        SOLE                                20014
D Lucent Technologies  		      Common      549463107     270     2456  SH        SOLE                                 2456
D M & T Bank           		      Common      55261F104     986     1900  SH        SOLE                                 1900
D Manpower             		      Common      56418H000     239     9500  SH        SOLE                                 9500
D Markel               		      Common      570535104    1076     5945  SH        SOLE                                 5945
D Mattel               		      Common      577081102    1641    71927  SH        SOLE                                71927
D McDonalds            		      Common      580135101    7160    93447  SH        SOLE                                93447
D Medical Alliance     		      Common      584495105      30    15000  SH        SOLE                                15000
D Meditrust Corp.      		      Common      58501T306     180    11901  SH        SOLE                                11901
D Mercantile Bankshare 		      Common      587405101    7511   195100  SH        SOLE                       13750   181350
D Merck                		      Common      589331107    3030    20515  SH        SOLE                                20515
D Mercury General Corp 		      Common      589100100    8708   198767  SH        SOLE                        1100   197667
D Mirage Resorts, Inc. 		      Common      60462E104    2297   153735  SH        SOLE                        1000   152735
D Mobil Corp           	       Common      607059102     330     3788  SH        SOLE                                 3788
D Morgan Stanley Group 		      Common      617446448    3602    50724  SH        SOLE                        1237    49487
D Nabors Industries    		      Common      629568106     357    26325  SH        SOLE                                26325
D National City Bank   		      Common      635405103     970    13386  SH        SOLE                                13386
D Nike Inc. Cl B       		      Common      654106103    4530   111675  SH        SOLE                         900   110775
D Northern Trust       		      Common      665859104     493     5650  SH        SOLE                                 5650
D Pepsico              		      Common      713448108    4669   114061  SH        SOLE                               114061
D Philip Morris        		      Common      718154107     335     6260  SH        SOLE                                 6260
D Procter & Gamble     		      Common      742718109    1193    13060  SH        SOLE                                13060
D Schering Plough      		      Common      806605101     206     3736  SH        SOLE                                 3736
D Schlumberger         		      Common      806857108    2068    44835  SH        SOLE                         500    44335
D Security First Network	      Common      814275103    1354    44404  SH        SOLE                                44404
D Starwood Lodging     		      Common      855905204    1262    55615  SH        SOLE                         700    54915
D State Street Boston  		      Common      857473102    4554    65461  SH        SOLE                                65461
D Suntrust Banks      		       Common      867914103     275     3600  SH        SOLE                                 3600
D Time Warner          		      Common      887315109    1403    22600  SH        SOLE                                22600
D Times Mirror New Ser 		      Common      887364107     212     3788  SH        SOLE                                 3788
D Union Planters       		      Common      908068109     565    12475  SH        SOLE                                12475
D U S Bancorp          		      Common      902973106    5996   168900  SH        SOLE                        1000   167900
D Vornado Realty Trust 		      Common      929042109     300     8875  SH        SOLE                                 8875
D Walgreen             		      Common      931422109     390     6652  SH        SOLE                                 6652
D Washington Post      		      Common      939640108    1039     1797  SH        SOLE                                 1797
D Wells Fargo (new)    		      Common      949746101   14488   362760  SH        SOLE                        4500   358260
D Wrigley              		      Common      982526105    2185    24400  SH        SOLE                                24400
D Eaton Vance Muni Trs 		      Mutual Fund 27826M809     302    26743  SH        SOLE                                26743
D Fidelity Advisor     		      Mutual Fund 315807305     116    10277  SH        SOLE                                10277
D Government Inc. Secs 		      Mutual Fund 313912107     101    11249  SH        SOLE                                11249
D Prudential Hi Yld Cl 	 	     Mutual Fund 74435F205     147    18665  SH        SOLE                                18665
S Report Summary       		      84 Data Records        270388